PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
PRIVATE PLACEMENT

NOTE 4: PRIVATE PLACEMENT

Simultaneously with the closing of Initial Public Offering, the Sponsor purchased an aggregate of 3,800,000 Private Warrants (or 4,100,000 Private Warrants if the underwriters’ over-allotment is exercised in full) at a price of $1.00 per Private Warrant for $3,800,000 in the aggregate. The Sponsor has agreed to purchase an additional aggregate amount of 300,000 Private Warrants, for $300,000 in the aggregate if the underwriters’ over-allotment was exercised in full. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. The terms of the Private Warrants are described in Note 8. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.

NOTE 4: PRIVATE PLACEMENT

Simultaneously with the closing of Initial Public Offering, the Sponsor purchased an aggregate of 3,800,000 Private Warrants (or 4,100,000 Private Warrants if the underwriters’ over-allotment is exercised in full) at a price of $1.00 per Private Warrant for $3,800,000 in the aggregate. The Sponsor has agreed to purchase an additional aggregate amount of 300,000 Private Warrants, for $300,000 in the aggregate if the underwriters’ over-allotment is exercised in full. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. The term of the Private Warrants are described in Note 8. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.

On April 1, 2021, simultaneously with the sale and issuance of the Over-Allotment Units, the Company consummated the sale of an additional 101,621 Private Placement Warrants (the “Over-Allotment Private Placement Warrants” and, together with the Private Placement Warrants, the “Private Placements”, generating gross proceeds of $101,621. The Over-Allotment Private Placement Warrants were issued pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, as the transaction did not involve a public offering.